Stock-Based Compensation	12 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

10.   Stock-Based Compensation

In December 2008, the Company adopted the 2008 Incentive Compensation Plan (the "2008 Plan"), which provides for the grant of stock options, stock grants and stock purchase rights to certain designated employees and certain other persons performing services for the Company, as designated by the board of directors.  Pursuant to the 2008 Plan, an aggregate of 5,137,200 shares of Common Stock had been reserved for issuance.  On May 25, 2010, the Company increased the aggregate shares of Common Stock reserved for issuance under the 2008 Plan to 11,137,200.  On March 11, 2011, the Company increased the aggregate shares of Common Stock reserved for issuance under the 2008 Plan to 23,005,003.  Additionally, on January 1 of each calendar year beginning with the calendar year 2012 and ending with the calendar year 2015, the share reserve will automatically increase so that the total number of shares available for issuance under the 2008 Plan is 15% of the fully diluted shares as of the date of such increase, but in no event will such annual increase exceed 7,000,000 shares per year.  On January 1, 2012, the increase in Common Stock reserved for issuance under the 2008 Plan was 2,210,257.  On January 1, 2013, the increase in Common Stock reserved for issuance under the 2008 Plan was 865,763.  The 2008 Plan is intended to serve as a successor to the Amended and Restated 1998 Stock Incentive Plan (the “1998 Plan”), which terminated in December 2008.  On February 19, 2009, the Company filed a registration statement with the SEC to register all of the 6,137,200 shares of Common Stock underlying the 2008 Plan.  On June 8, 2010, the Company filed with the SEC an amendment to the registration statement to register the additional 5,000,000 shares of Common Stock underlying the 2008 Plan.  On January 4, 2012, the Company filed with the SEC an amendment to the registration statement to register the additional 2,210,257 shares of Common Stock underlying the 2008 Plan.  On March 8, 2013, the Company filed with the SEC an amendment to the registration statement to register the additional 865,763 shares of Common Stock underlying the 2008 Plan.  The registration statement and amendments were deemed effective upon filing.

The terms and vesting schedules for share-based awards vary by type of grant and the employment status of the grantee.  Generally, the awards vest based upon time-based conditions or achievement of specified goals and milestones.

On November 16, 2012, the Company issued 3,705,000 options that are subject to vesting first based upon specified goals and milestones and then based upon time-based conditions.  On the issuance date, such options had an aggregate Black-Scholes value of $489,060.  As of June 30, 2013, the Company reviewed the specified goals and milestones on an employee by employee basis.  Based upon the review, the Company has estimated that it was probable that, on average, the employees would achieve 55% of the target goals.  As a result, the Company is recognizing 55% of the aggregate fair value of the options ratably over the time-based vesting period.

Stock option activity under the 2008 Plan and 1998 Plan is summarized as follows:

		Weighted
	Aggregate	Average	Exercise Price
	Number	Exercise Price	Range
Outstanding, July 31, 2010	7,269,172	$1.13	$0.29 - 4.00
Granted	4,579,142	0.26	0.26 - 0.32
Exercised	-	-	-
Cancelled	-	-	-
Expired	(500,000)	1.14	0.99 - 2.25
Outstanding, June 30, 2011	11,348,314	0.78	0.26 - 4.00
Granted	5,274,428	0.23	0.20 - 0.26
Exercised	-	-	-
Cancelled	-	-	-
Expired	(975,000)	2.32	1.50 - 4.00
Outstanding, June 30, 2012	15,647,742	0.50	0.20 - 3.45
Granted	8,966,978	0.14	0.04 - 0.18
Exercised	-	-	-
Cancelled	(1,152,450)	0.23	0.23
Expired	(287,500)	2.02	1.09 - 2.35
Outstanding, June 30, 2013	23,174,770	$0.35	$0.04 - 3.45

Options exercisable at June 30, 2013	16,612,179	$0.41
Options exercisable at June 30, 2012	10,101,055	$0.62
Options exercisable at June 30, 2011	7,274,422	$1.04

Weighted average fair value of options granted during the fiscal year ended June 30, 2013	$0.11
Weighted average fair value of options granted during the fiscal year ended June 30, 2012	$0.17
Weighted average fair value of options granted during the fiscal year ended June 30, 2011	$0.33

Non-vested stock option activity under the Plan is summarized as follows:

		Weighted-average
	Number of	Grant-Date
	Options	Fair Value
Non-vested stock options at July 1, 2012	5,546,687	$0.25
Granted	8,966,978	0.11
Vested	(6,798,624)	0.13
Forfeited	(1,152,450)	0.18
Non-vested stock options at June 30, 2013	6,562,591	$0.16

As of June 30, 2013, the aggregate intrinsic value of stock options outstanding was $0, with a weighted-average remaining term of 7.6 years.  The aggregate intrinsic value of stock options exercisable at that same date was $0, with a weighted-average remaining term of 7.1 years.  As of June 30, 2013, the Company has 4,630,353 shares available for future stock option grants.

As of June 30, 2013, total estimated compensation expense not yet recognized related to stock option grants amounted to $739,008, which will be recognized over the next 42 months.

Warrants

Total outstanding warrants at June 30, 2013 were as follows:

Strike Price	Warrants
$3.45	15,000
$3.15	20,000
$1.40	5,000
$1.08	2,500
$0.60	2,770,850
$0.35	19,745,313
$0.32	300,000
$0.29	4,926,949
$0.26	5,000
$0.01	525,000
28,315,612

As of June 30, 2013, all of the above warrants are exercisable expiring at various dates through 2017.  At June 30, 2013, the weighted-average exercise price on the above warrants was $0.36.

On August 8, 2012, pursuant to a warrant exchange agreement, 17,262,500 of the warrants with an exercise price of $0.35 were exchanged for 6,902,192 shares of Common Stock.

On April 8, 2013 and June 24, 2013, pursuant to warrant exchange agreements, an aggregate of 30,000,000 of the warrants with an initial exercise price of $0.12, which was subsequently reset to $0.03, were exchanged for an aggregate of 30,000,000 shares of Common Stock.

Long-Term Incentive Program

On December 13, 2007, the Company adopted a Long-Term Equity Incentive Program for the members of the executive management team in which key employees will be awarded shares of the Company’s Common Stock and options to acquire shares of the Company’s Common Stock if the Company achieves certain target goals relating to its multiple myeloma research project over the three fiscal year period from the date of adoption.

During the fiscal year ended June 30, 2011, the Company determined that the first target goal under the Long-Term Equity Incentive Program had been met and, therefore, recognized $93,500 of compensation.  The Company also determined that the second and third target goals under the Long-Term Equity Incentive Program would not be met.  As such, the eligible shares and options related thereto did not vest and the remaining $374,000 of potential compensation expense was not recognized.